Disposal of Guazi	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Guazi

6. Disposal of Guazi

As part of the acquired Ganji business, Guazi is engaged in the business of operating an online C2C platform for trading used cars and providing relevant services.

On December 31, 2015, the following transactions were completed pursuant to a share purchase agreement, dated November 25, 2015, by and among the Company, the entities of Guazi and Mr. Haoyong Yang, former co-chairman of the Company’s board of directors (the “Guazi Purchaser”):

•	The Company transferred 54.4% ownership interest in Guazi to the Guazi Purchaser in return for US$50,000 cash.

•	The Company concurrently used the proceeds of US$50,000 to invest in a US$50,000 non-interest bearing convertible note issued by Guazi (the “Guazi Convertible Note”). The Guazi Convertible Note is convertible into preference shares of Guazi to be issued in Guazi’s subsequent round of financing at the same price paid by other investors in the subsequent round of financing.

•	The Company retained 45.6% ownership interest in Guazi by purchasing 38,800,000 Series A convertible and redeemable preference shares of Guazi (the “Series A Guazi Shares”) .

The negotiation and execution of the transactions mentioned above were not dependent with the acquisition of Ganji.

As a result of the Company’s loss of control over Guazi on December 31, 2015, the Company derecognized the assets and liabilities, including allocated goodwill, attributable to Guazi, which amounted to US$27,788, and recognized the investment in Series A Guazi Shares at fair value of US$53,684, the investment in Guazi Convertible Note at fair value of US$47,310, a gain on Guazi disposal of US$73,240 on December 31, 2015.

The Series A Guazi Shares and the Guazi Convertible Note were considered as the consideration received by the Company in return for the disposal of Guazi. The Company assessed the fair values of the Series A Guazi Shares and Guazi Convertible Note on the disposal date with the assistance of a third-party independent valuation specialist. The fair values were based on significant inputs not observable in the market, and thus represented Level 3 measurements.

Subsequently, the investment in Series A Guazi Shares was accounted for under cost method in accordance with ASC 325-20 as the shares held by the Company were not considered in-substance common stock and the shares do not have readily determinable fair value. The Company also determined that the host contract of Series A Guazi Shares is equity in nature and there were no embedded derivative that needs to be separately accounted for in accordance with ASC 815-15-25-1.

The Company accounted for its investment in Guazi Convertible Note under ASC 310 which was carried at amortized cost using effective interest rate method and presented it as a long term prepayment for additional shares of Guazi upon note conversion.